1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies And Organization Details 2
Deferred tax liability:
Deferred tax asset
Net Operating Loss Carryforward	2,829,510	2,415,595
Valuation allowance	(2,829,510)	(2,415,595)
Net deferred tax asset
Net deferred tax liability